Share-based Payments - Schedule of Weighted Average Exercise Prices for Options Forfeited (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Follica
Weighted Average Options forfeited [Line Items]
Number of share options forfeited (in shares) | shares	605,573	0	0
Weighted average exercise price (in dollars per share) | $ / shares	$ 1.86
Vedanta
Weighted Average Options forfeited [Line Items]
Number of share options forfeited (in shares) | shares	29,607	192,332	72,354
Weighted average exercise price (in dollars per share) | $ / shares	$ 17.06